Asset Disposition And Asset Held For Sale (Tables) - Shaw Tracking [Member]	12 Months Ended
Aug. 31, 2019
Disclosure Of Discontinued Operations [Line Items]
Loss from Discontinued Operations
August 31, 2018
Proceeds on disposal, net of transaction costs of $nil	18
Net assets disposed	(22)
(4)
Income taxes	2
Loss on divestiture, net of tax	(6)

Schedule of Assets and Liabilities Disposed
The assets and liabilities disposed of were as follows:
$
Accounts receivable	6
Inventories	5
Other current assets	1
Other long-term assets	25
Goodwill	24
61
Accounts payable and accrued liabilities	8
Deferred credits	33
Deferred income tax liabilities	(2)
22

Reconciliation of Major Classes of Line Items Constituting Income from Discontinued Operations, Net of Tax

Results of Discontinued Operations
A reconciliation of the major classes of line items constituting income from discontinued operations, net of tax, as presented in the consolidated statements of income is as follows:

August 31, 2018
Revenue	1
Operating, general and administrative expenses	-
Purchases of goods and services	1
1
Income from discontinued operations before loss on divestiture	-
Loss on divestiture, net of tax	(6)
Loss from discontinued operations, net of tax	(6)